NUVEEN SYMPHONY HIGH YIELD INCOME FUND

(FORMERLY NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND)

SUPPLEMENT DATED AUGUST 19, 2019

TO THE PROSPECTUS DATED JANUARY 31, 2019

Effective August 19, 2019, shares of Nuveen Symphony High Yield Income Fund (formerly Nuveen Symphony Credit Opportunities Fund) are being offered through another prospectus. Any references to the Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCREDP-0819P

NUVEEN SYMPHONY HIGH YIELD INCOME FUND

(FORMERLY NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND)

SUPPLEMENT DATED AUGUST 19, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2019

Effective August 19, 2019, shares of Nuveen Symphony High Yield Income Fund (formerly Nuveen Symphony Credit Opportunities Fund) are being offered through another statement of additional information. Any references to the Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SCRSAI-0819P